Pension and other post-retirement benefits - Components of Net Benefit Costs for Pension Plans and OPEB Recorded as Part of Administrative Expenses (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Non-service costs
Defined Benefit Plan, Non-service Costs, Total	$ 3,617	$ 3,747	$ 6,973	$ 5,040
Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	4,136	2,795	7,703	6,060
Non-service costs
Interest cost	4,112	3,670	8,903	8,429
Expected return on plan assets	(6,261)	(3,088)	(12,510)	(10,211)
Amortization of net actuarial loss	1,145	2,060	2,290	1,744
Amortization of prior service credits	(402)	(412)	(804)	(390)
Amortization of regulatory assets/liabilities	4,769	1,194	8,307	4,271
Defined Benefit Plan, Non-service Costs, Total	3,363	3,424	6,186	3,843
Net benefit cost	7,499	6,219	13,889	9,903
Other Postretirement Benefit Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Service cost	1,466	1,203	2,933	2,402
Non-service costs
Interest cost	1,755	1,834	3,574	3,618
Expected return on plan assets	(2,193)	(1,371)	(4,385)	(3,301)
Amortization of net actuarial loss	(14)	(424)	(27)	(476)
Amortization of prior service credits	0	(10)	0	(105)
Amortization of regulatory assets/liabilities	706	294	1,625	1,461
Defined Benefit Plan, Non-service Costs, Total	254	323	787	1,197
Net benefit cost	$ 1,720	$ 1,526	$ 3,720	$ 3,599